Derivatives - Offsetting Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 197	$ 95
Net Amount of Derivative Liabilities	170	56
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	197	93
Gross Amount of Eligible Offsetting Recognized Derivative Assets	27	39
Net Amount of Derivative Liabilities	$ 170	54
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		2
Net Amount of Derivative Liabilities		$ 2